CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands, ¥ in Millions	May 27, 2021 USD ($) shares
Number of shares repurchased	3,639,918
Common Shares
Number of shares sold at-the-market	3,639,918
Commissions and offering expenses | $	$ 1,490